Loans - Summary of Delinquent Amounts by Portfolio Segments (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 177,304,549		$ 181,171,309
30-89 Days	3,307,550		8,716,233
Greater Than 90 Days And Still Accruing	1,001,636		767,374
Total Accruing Past Due	4,309,186		9,483,607
Non-accrual	28,972,160		27,927,714
Total Financing Receivables	210,585,895	[1]	218,582,630	[2]
Unsecured [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	467,752		802,020
30-89 Days	14,022		20,518
Greater Than 90 Days And Still Accruing
Total Accruing Past Due	14,022		20,518
Non-accrual	27,824
Total Financing Receivables	509,598		822,538
Cash Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,143,563		3,373,835
30-89 Days			19,393
Greater Than 90 Days And Still Accruing
Total Accruing Past Due			19,393
Non-accrual
Total Financing Receivables	3,143,563		3,393,228
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	16,243,522		18,982,218
30-89 Days	116,231		451,314
Greater Than 90 Days And Still Accruing	30,912		135,007
Total Accruing Past Due	147,143		586,321
Non-accrual	5,363,556		5,035,893
Total Financing Receivables	21,754,221		24,604,432
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	154,205,059		154,822,727
30-89 Days	3,125,284		7,691,888
Greater Than 90 Days And Still Accruing	970,724		632,367
Total Accruing Past Due	4,096,008		8,324,255
Non-accrual	22,446,418		22,205,434
Total Financing Receivables	180,747,485		185,352,416
Business Assets [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,531,414		1,555,326
30-89 Days	35,471		387,218
Greater Than 90 Days And Still Accruing
Total Accruing Past Due	35,471		387,218
Non-accrual	907,185		679,309
Total Financing Receivables	2,474,070		2,621,853
Vehicles [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,296,111		1,533,528
30-89 Days	16,542		145,902
Greater Than 90 Days And Still Accruing
Total Accruing Past Due	16,542		145,902
Non-accrual	227,177		7,078
Total Financing Receivables	1,539,830		1,686,508
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	417,128		101,655
30-89 Days
Greater Than 90 Days And Still Accruing
Total Accruing Past Due
Non-accrual
Total Financing Receivables	$ 417,128		$ 101,655

[1]	Loan balances presented are gross of unearned loan fees of $1,116,166.
[2]	Loan balances presented are gross of unearned loan fees of $932,468.